RESEARCH AND DEVELOPMENT COSTS (Tables)	12 Months Ended
Dec. 31, 2022
Analysis of income and expense [abstract]
Disclosure of research and development costs	Research and development costs are as follows:

	For the years ended December 31,
	2022	2021	2020
	(€ thousand)
Research and development costs expensed during the year	517,842	573,632	526,831
Amortization of capitalized development costs	257,730	194,472	180,554
Total research and development costs	775,572	768,104	707,385